Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statement of Comprehensive Income [Abstract]
Net income before attribution of noncontrolling interests	¥ 1,883,904	¥ 1,267,638	¥ 1,377,569
Other comprehensive income, net of tax (Note 20):
Net unrealized gains on investment securities	14,346	26,936	44,499
Net debt valuation adjustments	2,818	11,261	(44,650)
Net unrealized losses on derivatives qualifying for cash flow hedges	(6,293)	(1,647)	(636)
Defined benefit plans (Note 13)	215,587	71,316	382,855
Foreign currency translation adjustments	682,974	365,608	1,080,209
Total	909,432	473,474	1,462,277
Comprehensive income	2,793,336	1,741,112	2,839,846
Net income attributable to noncontrolling interests	154,545	705	51,700
Other comprehensive income attributable to noncontrolling interests	10,171	149,909	95,706
Comprehensive income attributable to Mitsubishi UFJ Financial Group	¥ 2,628,620	¥ 1,590,498	¥ 2,692,440